Share Options, Nonemployees (Detail) - Non Employee - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning	0	57,000	57,000
Number of shares, Exercised		(57,000)
Number of shares, Outstanding, Ending	0	0	57,000	57,000
Weighted-average exercise price, Outstanding, Beginning	$ 0	$ 0	$ 0
Number of shares, Exercisable	0	0
Weighted-average exercise price, Exercised		$ 0	0
Weighted-average exercise price, Outstanding, Ending	$ 0	$ 0	$ 0	$ 0
Aggregated intrinsic value, Outstanding, Beginning		$ 96	$ 184
Weighted-average exercise price: Exercisable	$ 0	$ 0
Aggregated intrinsic value, Outstanding, Ending			$ 96	$ 184
Weighted-average remaining contractual term (years), Outstanding			6 months 18 days	1 year 6 months 18 days